S000068273 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Franklin Templeton Moderate Model Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	13.56%	12.27%	13.39%	(14.77%)	12.54%